Equity: (Tables)	12 Months Ended
Mar. 31, 2011
Changes in the Number of Issued Shares and Treasury Stock

The changes in the number of issued shares and treasury stock for the years ended March 31, 2009, 2010 and 2011 were as follows, where fractional shares are rounded off:

	Number of issued shares	Number of treasury stock
As of March 31, 2008	44,870,000	2,242,073

Acquisition of treasury stock based on the resolution by the general meeting of shareholders	—	856,405
Acquisition of treasury stock at the request of dissenting shareholders against the merger	—	11,711
Acquisition of fractional shares	—	4
Retirement of treasury stock	(920,000)	(920,000)

As of March 31, 2009	43,950,000	2,190,193

Acquisition of treasury stock based on the resolution of the board of directors	—	154,065
Retirement of treasury stock	(160,000)	(160,000)

As of March 31, 2010	43,790,000	2,184,258

Acquisition of treasury stock based on the resolution of the board of directors	—	138,141
Retirement of treasury stock	(140,000)	(140,000)

As of March 31, 2011	43,650,000	2,182,399

General Meeting of Shareholders Approved Stock Repurchase Plans

The general meeting of shareholders approved stock repurchase plans as follows:

Date of the general meeting of shareholders	Term of repurchase	Approved maximum number of treasury stock to be repurchased (Shares)	Approved maximum budget for share repurchase (Millions of yen)
June 19, 2007	June 20, 2007 – June 19, 2008	1,000,000	¥200,000
June 20, 2008	June 21, 2008 – June 20, 2009	900,000	150,000

Board of Directors Approved Stock Repurchase Plans

The meeting of the board of directors approved stock repurchase plans as follows:
Date of the meeting of the board of directors	Term of repurchase	Approved maximum number of treasury stock to be repurchased (Shares)	Approved maximum budget for share repurchase (Millions of yen)
November 9, 2009	November 10, 2009 – November 30, 2009	160,000	¥20,000
December 17, 2010	December 20, 2010 – January 28, 2011	160,000	20,000

Aggregate Number and Price of Shares Repurchased

The aggregate number and price of shares repurchased for the years ended March 31, 2009, 2010 and 2011 were as follows:

Year ended March 31,	Shares	Millions of yen
2009	868,120	¥136,846
2010	154,065	20,000
2011	138,141	20,000

Treasury Stock Retired

There were no changes in the number of authorized shares.

Date of the board of directors	Shares	Millions of yen
March 26, 2009	920,000	¥163,526
March 26, 2010	160,000	27,936
March 28, 2011	140,000	24,195

Changes in Accumulated Other Comprehensive Income (Loss), Net of Applicable Taxes

Changes in accumulated other comprehensive income (loss), net of applicable taxes, were as follows:

	Millions of yen
	Unrealized holding gains (losses) on available-for-sale securities	Change in fair value of derivative instruments	Foreign currency translation adjustment	Pension liability adjustment	Accumulated other comprehensive income (loss)
As of March 31, 2008	¥(2,502)	¥75	¥14,599	¥(11,762)	¥410
2009 change	(1,610)	(125)	(47,586)	(16,778)	(66,099)

As of March 31, 2009	¥(4,112)	¥(50)	¥(32,987)	¥(28,540)	¥(65,689)
2010 change	15,096	(63)	5,852	7,425	28,310

As of March 31, 2010	¥10,984	¥(113)	¥(27,135)	¥(21,115)	¥(37,379)
2011 change	(5,293)	4	(27,854)	(6,433)	(39,576)

As of March 31, 2011	¥5,691	¥(109)	¥(54,989)	¥(27,548)	¥(76,955)